UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10083

Investment Company Act file number

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

(Exact name of registrant as specified in charter)

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Colin Bettison

Man Investments

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 649-6600

Date of fiscal year end: 3/31/2020

Date of reporting period: 9/30/2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Man FRM Alternative Multi-Strategy Fund LLC

Consolidated Financial Statements

(Unaudited)

Period from April 1, 2019 to September 30, 2019

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (212) 649-6600.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (801) 737-4000 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (801) 737-4000, and on the Commission’s website at http://www.sec.gov.

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2019

Assets

Cash and cash equivalents	58,486,583
Redemptions receivable from investments in Portfolio Funds	17,263,130
Tax receivable	96,028

Total Assets	75,845,741

Liabilities

Professional fees payable	532,700
Advisory fee payable	284,214
Board of Managers' fees payable	120,000
Liquidation of Members' units payable	72,557
Administration fees payable	70,032
Other liabilities	24,522

Total Liabilities	1,104,025

Net Assets	$74,741,716

Composition of Net Assets
Paid-in capital	$55,455,566
Distributable Earnings	19,286,150
Net Assets	$74,741,716

Net Asset Value Per Unit (based on 52,898.577 units outstanding)	$1,412.925

The accompanying notes are an integral part of these consolidated financial statements.

1

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statement of Operations (Unaudited)

Period from April 1, 2019 to September 30, 2019

Income

Interest income	$251,763

251,763

Expenses

Advisory fee	$753,602
Professional fees	579,751
Administration fees	185,545
Board of Managers' fees	160,000
Custody fees	21,096
Insurance expense	1,515
Other expenses	33,753

Total Expenses	1,735,262

Net investment loss	(1,483,499)

Realized and Unrealized Gains on Investments

Net realized gains from investments in Portfolio Funds	20,272,434
Net change in accumulated unrealized depreciation on investments	(18,690,446)
Net realized and unrealized gains on investments in Portfolio
Funds, net of taxes	1,581,988

Net Increase in Net Assets Resulting from Operations	$98,489

The accompanying notes are an integral part of these consolidated financial statements.

2

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statements of Changes in Net Assets

	Period from
	April 1, 2019 to
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019

Operations
Net investment loss	$(1,483,499)	$(3,116,213)
Net realized gains, net of taxes	20,272,434	2,612,090
Net change in accumulated unrealized (depreciation) appreciation on investments	(18,690,446)	(733,783)

(Decrease)/Increase in net assets resulting from operations	98,489	(1,237,906)

Capital Transactions
Units liquidated	(50,526,957)	-
Units repurchased	-	(19,887,325)
Dividend distributions	-	(6,653,962)
Reinvested dividends	-	6,297,722

Decrease in net assets resulting from capital transactions	(50,526,957)	(20,243,565)

Net decrease in net assets	(50,428,468)	(21,481,471)

Net Assets at Beginning of Period	125,170,184	146,651,655

Net Assets at End of Period	$74,741,716	$125,170,184

The accompanying notes are an integral part of these consolidated financial statements.

3

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statement of Cash Flows (Unaudited)

Period from April 1, 2019 to September 30, 2019

Cash Flows from Operating Activities

Increase in net assets resulting from operations	$98,489
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized depreciation on investments	18,690,446
Net realized gains from investments in Portfolio Funds	(20,272,434)
Proceeds from Portfolio Funds' redemptions	107,634,042
Increase (decrease) in operating liabilities:
Professional fees payable	145,867
Advisory fee payable	(181,476)
Board of Managers' fees payable	80,000
Administration fees payable	70,032
Other liabilities	11,743

Net Cash Provided by Operating Activities	106,276,709

Cash Flows from Financing Activities
Payments for units liquidated	(50,454,399)
Payments for units repurchased	(2,006,218)

Net Cash Used in Financing Activities	(52,460,617)

Net increase in cash and cash equivalents	53,816,092
Cash and cash equivalents at beginning of year	4,670,491

Cash and Cash Equivalents at End of Year	$58,486,583

The accompanying notes are an integral part of these consolidated financial statements.

4

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated:

	For the period from
	April 1, 2019 to
	September 30, 2019	For the year ended	For the year ended	For the year ended	For the year ended
	(Unaudited)	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Per Unit Operating Performance
Beginning net asset value	$1,419.738	$1,508.308	$1,531.996	$1,500.890	$1,640.308
Net change in net assets resulting from operations:
Net investment loss*	(22.618)	(33.250)	(32.295)	(31.374)	(33.446)
Net realized and unrealized gain (loss) on investments*	15.805	19.948	84.459	110.010	(88.691)
Net change in net assets resulting from operations	(6.813)	(13.302)	52.164	78.636	(122.137)
Distributions:
From net income	-	(7.581)	(12.662)	-	(0.808)
From realized gains	-	(67.687)	(63.190)	(47.530)	(16.473)
Total distributions	-	(75.268)	(75.852)	(47.530)	(17.281)
Ending net asset value	$1,412.925	$1,419.738	$1,508.308	$1,531.996	$1,500.890

	For the period from
	April 1, 2019 to
	September 30, 2019	For the year ended:
	(Unaudited)*	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Total return (a)	(0.48%)	(0.85%)	3.46%	(5.32%)	7.50%

Net assets, end of period	$74,741,716	$125,170,184	$146,651,655	$180,679,844	$215,962,526
Ratio of total expenses to average net assets (b)(c)(d)(e)	1.42%	2.29%	1.86%	2.23%	2.26%
Ratio of net expenses to average net assets (b)(c)(d)(e)	1.42%	2.29%	1.86%	2.23%	2.26%
Ratio of net investment loss to average net assets (b)(c)(d)	(1.42%)	(2.28%)	(2.08%)	(2.05%)	(2.09%)
Portfolio turnover (f)	4.69%	27.06%	14.59%	16.85%	58.51%

*	Per unit data is calculated using the change in net asset value per unit for each month during the period.
(a)	Total return assumes a purchase of a unit (or an interest) on the first day and the sale of a unit (or an interest) on the last day of the period, excluding placement fees. An individual Member's return may vary from these returns based on the timing of the Member's subscriptions and redemptions.
(b)	Ratio reflects the Company’s income and expenses. Ratio does not reflect the Company’s proportionate share of the net investment income (loss) and expenses, including performance-based incentive fees or allocations, of Portfolio Funds. Portfolio Funds' expense ratios range from 0.00% to 4.48% (unaudited). Portfolio Funds' incentive fees or allocations can be up to 25.00% of profits earned (unaudited).
(c)	Average net assets are determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(d)	Ratio reflects the direct expenses, excluding placement fees, if any.
(e)	Ratio is net of the current and deferred income tax provision or benefit related to the net investment income/loss and realized and unrealized gain or loss from Man FRM Alternative Multi-Strategy 1099 Blocker Fund LLC (the "Blocker Fund"). For the year ended March 31, 2019, this amount was a tax expense of $16,995 which accounted for 0.01% of the reported ratios. For the year ended March 31, 2018, this amount was a tax recovery of $(377,236) which accounted for (0.22%) of the reported ratios. For the year ended March 31, 2017, this amount was a tax expense of $351,699 which accounted for 0.18% of the reported ratios. For the year ended March 31, 2016, this amount was a tax expense of $400,005 which accounted for 0.17% of the reported ratios.
(f)	Portfolio turnover is shown for the consolidated Company and includes purchases and sales of investments in the Blocker Fund.

The accompanying notes are an integral part of these consolidated financial statements.

5

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

1. Organization

Man FRM Alternative Multi-Strategy Fund LLC (the “Company”), formerly known as Excelsior Multi-Strategy Hedge Fund of Funds, LLC, was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, but operates as a diversified investment company.

At a meeting held on April 25, 2019, the Board of Managers of the Company (the “Board”), in consultation with the Company's investment adviser, determined that it was in the best interest of the Company and members of the Company ("Members") to liquidate the Company and adopted a Plan of Liquidation pursuant to which the liquidation of the Company's assets and the dissolution of the Company will be effected and which appointed FRM Investment Management (USA) LLC ("FRM") as the Company's liquidator. Accordingly, the Company is in the process of liquidation as of September 30, 2019. As the liquidator, FRM has the authority to take all actions necessary to wind up the affairs of the Company and to distribute the proceeds of the liquidation of the Company's assets to Members in accordance with the Plan of Liquidation and the Company's Limited Liability Company Agreement.

In view of the foregoing, these financial statements have been prepared on a basis other than that of a going concern. Management has evaluated and recorded all known liabilities that are expected to be paid by the Company through the date of its dissolution, and all estimated income and costs expected to be earned and incurred in connection with the liquidation are reflected in the accompanying financial statements.

The Company is in the process of liquidating its holdings and distributing the proceeds thereof to Members. As of September 30, 2019, approximately forty percent of the Company's assets, based on the value of such assets as of June 30, 2019, have been liquidated and distributed to Members. FRM currently estimates that the remainder of the Company's assets, including cash to be received from underlying investment funds from which the Company has withdrawn or redeemed its investments, will be distributed to Members by approximately May 31, 2020, following which the Company will be dissolved in accordance with the laws of the State of Delaware.

Prior to adoption of the Plan of Liquidation, the Company’s investment objective was to seek capital appreciation. The Company pursued this objective principally through a multi-manager, multi-strategy program of investments in private investment funds (“Portfolio Funds”) that invest or trade in a wide range of financial instruments and markets. The investment managers of Portfolio Funds in which the Company invested generally conduct their investment programs through these Portfolio Funds. The Company invested in Portfolio Funds as a limited partner, shareholder or member along with other investors.

The Company is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for federal tax purposes. The Company is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Topic 946, Financial Services – Investment Companies.

6

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

To facilitate compliance with certain requirements necessary to maintain its RIC status, the Company formed Man FRM Alternative Multi-Strategy 1099 Blocker Fund LLC (the “Blocker Fund”), formerly known as Excelsior Multi-Strategy 1099 Blocker Fund, LLC, a Delaware limited liability company, to hold interests in certain Portfolio Funds. These financial statements are consolidated financial statements of the Company and the Blocker Fund.

Merrill Lynch Alternative Investments LLC (“MLAI”) served as the investment adviser of the Company from December 31, 2013 through March 31, 2015, under the terms of the investment advisory agreement between MLAI and the Company. On February 10, 2015, in connection with the proposed sale by MLAI of certain assets relating to the management and operation of various funds of hedge funds, the Board approved a new investment advisory agreement for the Company with FRM (the “Adviser”), an indirect wholly-owned subsidiary of Man Group plc. The new agreement with the Adviser was approved by Members at a meeting held on March 25, 2015, and became effective on April 1, 2015. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and its principal office is located at 452 Fifth Avenue, 26th Fl., New York, NY 10018.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities with respect to the Company as are customarily exercised by the board of directors of an investment company registered under the 1940 Act and organized as a corporation. The Adviser manages the day-to-day operations and, pursuant to the investment advisory agreement, was responsible for managing the investments of the Company.

2. Significant Accounting Policies

These consolidated financial statements have been prepared on a consolidated basis in conformity with generally accepted accounting principles in the United States ("GAAP"). All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Company and the Blocker Fund in preparation of these consolidated financial statements.

a. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

7

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations borne by or allocated to the Company as an investor in Portfolio Funds are not presented on the Consolidated Statement of Operations and are not included in the expense ratios shown in the Consolidated Financial Highlights. The income and expenses of Portfolio Funds are, however, included in realized and unrealized gains on investments on the Consolidated Statement of Operations.

c. Income Taxes and Distributions

The Company is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the Company's taxable earnings to its Members. As provided in the provisions of the Code applicable to RICs, in any fiscal year in which the Company so qualifies and distributes at least 90% of its taxable income, the Company, but not Members, will be relieved of federal income tax on the income distributed. Therefore, no provision (benefit) for Federal income taxes on income, other than taxes on income earned by the Blocker Fund, is recorded in the Company's financial statements. Qualification as a RIC requires that the Company meet certain asset diversification, income distribution and nature of gross income requirements. The Company is subject to the risk that, due to the investment activities of the Portfolio Funds or other factors, it may not so qualify in some periods. Should the Company fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates. With respect to the Company’s investments in Portfolio Funds that are passive foreign investment companies (“PFICs”), the Company has made elections to include its allocable share of the income of such PFICs currently in its calculation of ordinary income and capital gains for the year, when the required information is available, or it may currently include the appreciation in the value of such PFICs as ordinary income. For the tax year ended October 31, 2018, the Company received a refund from a prior year accrual in the amount of $187,120.

The Blocker Fund is taxed as a corporation, but has not sought to qualify as a RIC pursuant to Subchapter M of the Code. As a corporation, the Blocker Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 21 percent. The Blocker Fund is currently using an estimated 8.34 and 8.85 percent rate for state and local tax, respectively. The Blocker Fund has net operating losses of $450,075, $430,614, $23,886 and $18,340 in New York State, New York City, California and Florida, respectively, which will not be used due to the Blocker Fund’s liquidation.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

8

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

Permanent “book/tax” differences result in the reclassification of amounts between accumulated net investment loss, accumulated net realized loss on investment transactions and paid-in capital reported on the Company’s Consolidated Statement of Assets and Liabilities as of March 31, 2019. Permanent differences are evaluated based upon the Company’s tax year end; permanent differences after October 31, 2018 will be reflected in future periods. Such permanent “book/tax” differences are principally attributable to the aforementioned tax differences for federal tax purposes recognized upon the sale or other disposition of the Company’s investments in PFICs and partnerships and certain transactions between the Company and the Blocker Fund. The Company’s net assets were unaffected by these reclassifications. The following amounts have been reclassified as of fiscal year ended March 31, 2019:

Total
Increase in	Distributable
Paid-in Capital	Loss
$681,006	$(681,006)

In order to avoid imposition of an excise tax applicable to a RIC, it is also the Company’s intention to declare and pay as dividends in each calendar year an amount equal to at least the sum of 98% of taxable ordinary income earned during the calendar year and 98.2% of its net realized capital gains earned during the twelve months ending October 31 plus undistributed amounts from prior years.

The tax character of distributions paid for the twelve months ended September 30, 2019 was as follows:

From ordinary income	$670,196
From long-term capital gains	5,983,766
Total distribution	$6,653,962

The Company makes distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Company. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The Blocker Fund’s tax expense or benefit is included in the Consolidated Statement of Operations, based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using enacted tax law rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

9

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

The Company may rely, to some extent, on information provided by Portfolio Funds, which may not necessarily be timely, to estimate taxable income allocable to the Blocker Fund and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Company will modify its estimates or assumptions regarding the Blocker Fund’s tax benefit/(liability), and such modifications could be material.

Cost Basis

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the Company from such Portfolio Funds. The allocated taxable income is reported to the Company by each such Portfolio Fund on a Schedule K-1 or PFIC statement, generally, as of December 31 (or in certain cases taxable income for PFICs is determined using a mark-to-market election). As a result, the aggregate cost of Portfolio Funds as of October 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The Company's required distributions and tax liability for the tax year, including the period November 1, 2018 through September 30, 2019, will be determined by the net investment income or loss and net realized gain or loss for the tax year ending October 31, 2019.

At October 31, 2018, gross unrealized appreciation and depreciation of investments in Portfolio Funds held by the Company based on cost for federal income tax purposes were as follows:

	Attributable to	Attributable to
	investments held	investments held
	directly by the	directly by the
	Company	Blocker Fund
Cost of Investments in Portfolio Funds	$118,163,013	$4,196,366

Gross Unrealized Appreciation	4,003,184	-
Gross Unrealized Depreciation	(6,888,293)	(2,312,247)
Net Unrealized Appreciation/(Depreciation)	$(2,885,109)	$(2,312,247)

The Company's cost of investment in the Blocker Fund for federal income tax purposes at October 31, 2018 was $2,471,904. The cost of investments in Portfolio Funds attributable to investments held directly by the Company shown above excludes the cost of the Company’s investment in the Blocker Fund.

10

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions, primarily relating to investments in PFICs and partnerships. As of October 31, 2018, the Company’s components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary gain	$236,367
Undistributed long-term capital gains	1,102,628
Tax accumulated earnings	1,338,995
Unrealized appreciation	(2,885,109)
Total accumulated earnings	$(1,546,114)

The Company’s accumulated tax earnings were distributed on December 30, 2018, and no undistributed tax earnings for the tax year ended October 31, 2018 remain as of September 30, 2019.

As a consequence of the Company’s election to be taxed as a RIC, effective January 1, 2012, the unrealized appreciation on a tax basis shown above includes a basis adjustment to the tax cost of the Company’s investment in the Blocker Fund of approximately $2,600,000.

The consolidated income tax provisions (benefits) for the period from April 1, 2019 through September 30, 2019 and the year ended March 31, 2019 are as follows:

	For the period from
	April 1, 2019 to	Year Ended
	September 30, 2019	March 31, 2019
Current Provision (Benefit):
Federal	$-	$16,483
State	-	512

Total Provision (Benefit)	$-	$16,995

Total income tax expense (benefit) for the Blocker Fund differed from the amounts computed by applying the U.S. federal statutory income tax rate of 21% to income before income tax expense as a result of the following:

	For the period from
	April 1, 2019 to	Year Ended
	September 30, 2019	March 31, 2019
Federal income tax expense at the statutory rate	$(89,360)	$(22,478)
State income tax expense, net of federal tax benefit	(53,618)	(12,975)
Change in valuation allowance	142,978	35,965
Prior period adjustment	-	16,483
Tax Expense	$-	$16,995

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

Components of the Company's deferred tax assets and liabilities are as follows:

	For the period from
	April 1, 2019 to	Year Ended
Blocker Fund	September 30, 2019	March 31, 2019
Deferred Tax Asset
Excess of tax cost over value of investments	$-	$519,391
Federal tax loss carryforward	494,998	147,052
State tax loss carryforward	579,736	265,313
Valuation allowance	(1,074,734)	(931,756)
Total net deferred tax asset	$-	$-

There were no deferred tax assets or liabilities of the Company other than those of the Blocker Fund.

As part of the process of preparing its consolidated financial statements, the Company is required to account for the estimate of income taxes of the Blocker Fund for federal and state purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax law rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Blocker Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The determination of whether a valuation allowance is required is based on the evaluation criterion provided by ASC 740, Income Taxes (‘‘ASC 740’’) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Blocker Fund’s valuation allowance are: the difference between the fair value and tax cost of specific assets and liabilities; the nature, frequency and severity of current and cumulative losses; forecasts of future profitability; and the duration of the statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused.

Unexpected significant decreases in cash distributions from the Blocker Fund’s investments or significant changes in the fair value of its investments may change the Company's assessment regarding the recoverability of deferred tax assets and may result in an adjustment to the valuation allowance. If a valuation allowance is adjusted to create a deferred tax asset in the future, it could have a material impact on the Blocker Fund's net asset value and results of operations in the period in which it is recorded. In addition, the timing of realization of gains and losses by Portfolio Funds could have a positive or adverse impact on the Blocker Fund's income tax provision (benefit), and such impact could be material.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Company is required to analyze tax positions expected to be taken in the Company's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2019, the Company did not have a liability for any federal income or excise taxes owed with respect to tax years ended on or before December 31, 2018. The Company has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. The Company’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. At September 30, 2019, the Company had no uncertain tax positions that would require recognition, derecognition or disclosure in the consolidated financial statements.

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

The Company’s policy is to classify interest and penalties associated with the Blocker Fund’s underpayment of federal and state income taxes, if any, as income tax expense on its statement of operations. The Company has reviewed all major jurisdictions and concluded that there is no impact on the Blocker Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

d. Security Transactions

Purchases of interests in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales and redemptions of such interests are recorded as of the last day of legal ownership or participation in a Portfolio Fund. Realized gains and losses on the Company’s sales and redemption proceeds and distributions received from Portfolio Funds, whether in the form of cash or securities, are determined on the average cost basis.

e. Other

The net asset value (“NAV”) of the Company is computed as of the close of business on the last day of each month. The Company's NAV is the value of the Company's assets less its liabilities, and its NAV per Unit equals the Company’s NAV divided by the number of the issued and outstanding Units.

Cash and cash equivalents consist of amounts maintained in an account at The Bank of New York Mellon.

3. Portfolio Valuation

The NAV of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each month and other fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board delegated to the Adviser the general responsibility for valuation of the investments in Portfolio Funds subject to the oversight of the Board.

Investments in Portfolio Funds were recorded at fair value, generally at an amount equal to the NAV of the Company's investment in a Portfolio Fund as determined by the Portfolio Fund's general partner or investment manager. If no such information was available or if such information was deemed to be not reflective of fair value, an estimated fair value was determined in good faith by the Board or pursuant to procedures adopted by the Board. Generally, the values of investments in Portfolio Funds were determined whereby the Company initially recorded the value of the investments and subsequent subscriptions at their acquisition cost which represents fair value. Thereafter, the value of such investments were adjusted to reflect the Company’s share of the Portfolio Funds’ net investment income or loss and unrealized and realized gain or loss to reflect changes in the fair value of the investments for the period.

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

Portfolio Funds generally record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. They generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and less liquid nonmarketable securities and derivatives that are valued at fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized by Portfolio Funds from sales or other dispositions of their investments, nor do they reflect other expenses or fees that might be incurred by Portfolio Funds upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across Portfolio Funds based on various factors, including the nature of their investment strategies and market forces.

Because of the inherent uncertainty of valuation of the Company’s investments in Portfolio Funds, the estimated values of these investments may differ significantly from the values that would have been used had a ready market for interests in Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of Portfolio Funds.

The Adviser conducts initial and ongoing due diligence monitoring of the Company’s investments in Portfolio Funds. The due diligence process includes evaluation of the valuation policies and procedures of the investment managers of Portfolio Funds and assessment of specific valuation matters. In addition to formal annual due diligence reviews of Portfolio Funds’ investment managers, the Adviser conducts regular discussions with the investment managers, which may include discussions concerning valuation policy and valuation matters that may impact the Portfolio Funds. The Adviser is responsible for the implementation and maintenance of internal controls and procedures related to Portfolio Funds’ valuations. The Adviser may rely upon valuations provided by the investment managers of Portfolio Funds or by their administrators. The Adviser maintains an investment committee that convenes periodically to oversee the application of the Company’s valuation policies and review various Portfolio Funds’ valuation metrics.

Some Portfolio Funds invest in illiquid securities and may maintain a portion or all of these investments as segregated from their main portfolios. These separate baskets of illiquid securities (“side pockets”) are generally subject to greater restrictions on liquidity than the main portfolios of Portfolio Funds. If the Company redeems its interest in such a Portfolio Fund, it may be required to maintain its holding in the side pocket for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, or in other circumstances, the Company may receive an “in-kind” distribution of illiquid securities, including side pocket investments, in liquidation of the Company’s interest. The values of side pockets may fluctuate significantly.

In prior reporting periods, the Company used a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gave the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy were as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company, pursuant to the Plan of Liquidation, no longer holds investments in Portfolio Funds. Aggregate purchases and proceeds from redemptions of interests in Portfolio Funds by the Company for the period from April 1, 2019 through September 30, 2019 were $3,500,000 and $122,030,056, respectively. There were no unfunded commitments outstanding to Portfolio Funds at September 30, 2019.

4. Advisory Fee

The Adviser has been responsible for providing investment advisory services to the Company and for bearing incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds in providing such services. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, through September 30, 2019, the Company paid the Adviser a quarterly advisory fee in arrears computed at an annual rate of 1.5% of the Company's net assets determined as of the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2019 through September 30, 2019, the Company incurred advisory fees totaling $753,602, of which $284,214 was payable as of September 30, 2019.

5. Related Party Transactions and Other

As of September 30, 2019, three Members owned in excess of 5% of the Company’s outstanding Units, having an aggregate value equal to approximately 38.79% of the Company’s total net assets and are deemed “affiliated persons” (as defined by the 1940 Act) of the Company. The affiliation between these members and the Company is based solely on such ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage or other business relationships with Portfolio Funds in which the Company invests and with companies in which Portfolio Funds invest.

The Board is comprised of four Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Independent Managers”). The Independent Managers each receive an annual retainer of $40,000 for services to the Company. The Independent Managers are reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. For the period from April 1, 2019 through September 30, 2019, the Company incurred $160,000 in Independent Managers’ fees, $120,000 of which was payable as of September 30, 2019.

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

The Company has retained UMB Fund Services, Inc. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Administrator is a subsidiary of UMB Financial Corporation.

BNY Mellon Investment Servicing Trust Company serves as custodian of the Company’s assets and provides custody services to the Company.

6. Net Assets

Unit transactions were as follows:

	For the period from
	April 1, 2019 to	Year Ended
	September 30, 2019	March 31, 2019
Units outstanding at beginning of year	88,164.295	97,229.234
Units reinvested	-	4,460.361
Units repurchased	-	(13,525.300)
Units liquidated	(35,265.718)	-
Units outstanding at end of year	52,898.577	88,164.295

7. Repurchases of Units

The interest of Members in the Company is represented by units of limited liability company interest in the Company ("Units"). Units are not redeemable at the option of Members. However, prior to adoption of the Plan of Liquidation, the Company provided liquidity to Members by making offers to repurchase Units from Members at the NAV per Unit determined as of dates specified in connection with such offers. The Company's offers to repurchase Units were made at such times and in such amounts as determined by the Board and, generally, were made on a quarterly basis. The Company did not repurchase any Units during the period April 1, 2019 through September 30, 2019. Repurchases of Units by the Company during the year ended March 31, 2019 are included on the Consolidated Statements of Changes in Net Assets.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications and under which it has potential obligations to indemnify the Adviser or others for losses they may incur in connection with providing services to the Company. The Company’s maximum exposure under these arrangements is dependent on future claims for indemnification that may be made against the Company, and therefore, cannot be estimated. However, based on experience, the risk of loss from any such claim is considered remote.

9. Subsequent Events

The Company has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

16

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (Unaudited)

September 30, 2019

Effective as of October 1, 2019, the Adviser is waiving all fees payable to it by the Company pursuant to its investment advisory agreement with the Company.

On November 1, 2019, the Company paid $71,752,047 for 50,782.634 Units in a liquidating distribution to Members.

17

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

By (Signature and Title):	/s/ Colin Bettison
Colin Bettison, Principal Executive Officer

Date: 12/4/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

By (Signature and Title):	/s/ Colin Bettison
Colin Bettison, Principal Executive Officer

Date: 12/4/2019

By (Signature and Title):	/s/ Colin Bettison
Colin Bettison, Principal Financial Officer

Date: 12/4/2019